Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Disclosure of trade and other payables
The following table summarises trade and other payables as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Trade accounts payable	2,669	2,306
Accrued customer marketing costs	1,376	1,340
Accrued deposits	392	338
Accrued compensation and benefits	500	532
Accrued taxes(A)	389	280
Other accrued expenses	460	438
Total trade and other payables	5,786	5,234
A.This line item includes a payable of €61 million in 2024 and €59 million in 2023 to the Spanish tax authorities. Refer to Note 26 for further details.

Disclosure of financial liabilities that are part of supplier finance arrangements
The following tables provide an overview of the carrying amount of the liabilities part of a supplier financing arrangement as well as the range of common payment due dates.

	Year ended 31 December
	2024	2023
	€ million	€ million
Carrying amount of liabilities that are part of supplier financing arrangements
Presented within trade accounts payable	764	622
of which suppliers have received payment	596	(A)

Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements

Year ended 31 December
	2024	2023
	Days after	Days after
Range of payment due dates
Liabilities that are part of an arrangement	45 - 135	(A)
Comparable liabilities that are not part of an arrangement	0 - 135	(A)
A.The Group applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 and has not provided comparative information in the first year of adoption.